SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term investments (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Investments [Line Items]
Cash paid for purchase of short-term investments	¥ 2,045,830,020	$ 280,277,564	¥ 420,000,000	¥ 2,593,000,000
Changes in fair value of investments	2,358,995	$ 323,181	1,426,370	¥ 10,917,736
Short-term investments	0		¥ 0
Short-term investments
Schedule of Investments [Line Items]
Changes in fair value of investments	¥ 2,358,995